1290 Funds®

1290 Avantis® U.S. Large Cap Growth Fund

1290 Diversified Bond Fund

1290 Essex Small Cap Growth Fund

1290 GAMCO Small/Mid Cap Value Fund

1290 High Yield Bond Fund

1290 Loomis Sayles Multi-Asset Income Fund

1290 Multi-Alternative Strategies Fund

1290 SmartBeta Equity Fund

SUPPLEMENT DATED MAY 19, 2026 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2026, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) of 1290 Funds (“Trust”) dated March 1, 2026, as supplemented. You should read this Supplement in conjunction with the Summary Prospectuses, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://www.1290funds.com.

Effective immediately, the following changes are being made to the Summary Prospectuses, Prospectus and SAI:

For 1290 Avantis® U.S. Large Cap Growth Fund, 1290 Diversified Bond Fund, 1290 Essex Small Cap Growth Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund, 1290 Loomis Sayles Multi-Asset Income Fund, and 1290 SmartBeta Equity Fund, the section of the Summary Prospectuses and Prospectus entitled “WHO MANAGES THE FUND — Investment Adviser: Equitable Investment Management, LLC (the “Adviser”)” is amended by including the following information in the table:

Name	Title	Date Began Managing the Fund
Xavier Poutas, CFA®	Vice President and Assistant Portfolio Manager of the Adviser	May 2026
Kevin McCarthy	Vice President and Assistant Portfolio Manager of the Adviser	May 2026

For 1290 Multi-Alternative Strategies Fund, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE FUND — Investment Adviser: Equitable Investment Management, LLC (the “Adviser”)” is amended by including the following information in the table:

Name	Title	Date Began Managing the Fund
Lee Soja, CFA®	Vice President and Assistant Portfolio Manager of the Adviser	May 2026

The section of the Prospectus entitled “Management of the Funds — The Adviser” is amended by deleting the tenth and eleventh paragraphs in their entirety and replacing them with the following information:

The Adviser’s investment personnel are primarily responsible for the selection, monitoring and oversight of each Fund’s Sub-Adviser.

Kenneth T. Kozlowski, CFP®, ChFC, CLU has served as Executive Vice President and Chief Investment Officer of the Adviser since June 2022, as Executive Vice President and Chief Investment Officer of EIM since June 2012, and as Signatory Officer of Equitable Financial since November 2021. He has been an employee of Equitable Financial since 1999.

Miao Hu, CFA® has served as an Assistant Portfolio Manager of the Adviser since January 2023 and as a Vice President of the Adviser since December 2022, and as an Assistant Portfolio Manager of EIM since May 2016 and as a Vice President of EIM since June 2016. She has served as a Director of Portfolio Analytics since December 2014. She has been an employee of Equitable Financial since November 2013.

Xavier Poutas, CFA® has served as an Assistant Portfolio Manager of the Adviser since January 2023 and as a Vice President of the Adviser since December 2022, and as an Assistant Portfolio Manager of EIM since May 2011 and as a Vice President of EIM since June 2016. He has been an employee of Equitable Financial since August 2002.

Kevin McCarthy has served as an Assistant Portfolio Manager of the Adviser since January 2023 and as a Vice President of the Adviser since June 2022, and as an Assistant Portfolio Manager of EIM since December 2018 and as a Vice President of EIM since July 2022. He has been an employee of Equitable Financial since August 2015.

The Adviser, rather than a Sub-Adviser, manages the 1290 Multi-Alternative Strategies Fund. The following investment personnel of the Adviser are primarily responsible for the selection of the investments in Underlying ETFs for the 1290 Multi-Alternative Strategies Fund: Messrs. Kozlowski, Poutas and McCarthy, Ms. Hu, and Lee Soja.

Lee Soja, CFA® began serving as an Assistant Portfolio Manager and Vice President of the Adviser and EIM in 2026 and has been an employee of Equitable Financial since 2019.

***

The section of the SAI entitled “Appendix B — Portfolio Manager Information — Equitable Investment Management, LLC” is amended to include the following information:

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of April 30, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 Avantis® U.S. Large Cap Growth Fund
Miao Hu	117	$171.37B	0	$0	0	$0	0	$0	0	$0	0	$0
Xavier Poutas	44	$79.86B	6	$207.13M	0	$0	0	$0	0	$0	0	$0
Kevin McCarthy	44	$79.86B	0	$0	0	$0	0	$0	0	$0	0	$0
1290 Diversified Bond Fund
Miao Hu	117	$171.37B	0	$0	0	$0	0	$0	0	$0	0	$0
Xavier Poutas	44	$79.86B	6	$207.13M	0	$0	0	$0	0	$0	0	$0
Kevin McCarthy	44	$79.86B	0	$0	0	$0	0	$0	0	$0	0	$0
1290 Essex Small Cap Growth Fund
Miao Hu	117	$171.37B	0	$0	0	$0	0	$0	0	$0	0	$0
Xavier Poutas	44	$79.86B	6	$207.13M	0	$0	0	$0	0	$0	0	$0
Kevin McCarthy	44	$79.86B	0	$0	0	$0	0	$0	0	$0	0	$0
1290 GAMCO Small/Mid Cap Value Fund
Miao Hu	117	$171.37B	0	$0	0	$0	0	$0	0	$0	0	$0
Xavier Poutas	44	$79.86B	6	$207.13M	0	$0	0	$0	0	$0	0	$0
Kevin McCarthy	44	$79.86B	0	$0	0	$0	0	$0	0	$0	0	$0
1290 High Yield Bond Fund
Miao Hu	117	$171.37B	0	$0	0	$0	0	$0	0	$0	0	$0
Xavier Poutas	44	$79.86B	6	$207.13M	0	$0	0	$0	0	$0	0	$0
Kevin McCarthy	44	$79.86B	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of April 30, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 Loomis Sayles Multi-Asset Income Fund
Miao Hu	117	$171.37B	0	$0	0	$0	0	$0	0	$0	0	$0
Xavier Poutas	44	$79.86B	6	$207.13M	0	$0	0	$0	0	$0	0	$0
Kevin McCarthy	44	$79.86B	0	$0	0	$0	0	$0	0	$0	0	$0
1290 Multi-Alternative Strategies Fund
Lee Soja	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
1290 SmartBeta Equity Fund
Miao Hu	117	$171.37B	0	$0	0	$0	0	$0	0	$0	0	$0
Xavier Poutas	44	$79.86B	6	$207.13M	0	$0	0	$0	0	$0	0	$0
Kevin McCarthy	44	$79.86B	0	$0	0	$0	0	$0	0	$0	0	$0

Ownership of Shares of the Funds as of April 30, 2026

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 Avantis® U.S. Large Cap Growth Fund
Maio Hu	X
Xavier Poutas	X
Kevin McCarthy	X
1290 Diversified Bond Fund
Miao Hu	X
Xavier Poutas	X
Kevin McCarthy	X
1290 Essex Small Cap Growth Fund
Miao Hu	X
Xavier Poutas	X
Kevin McCarthy	X
1290 GAMCO Small/Mid Cap Value Fund
Maio Hu	X
Xavier Poutas	X
Kevin McCarthy	X
1290 High Yield Bond Fund
Maio Hu	X
Xavier Poutas	X
Kevin McCarthy	X
1290 Loomis Sayles Multi-Asset Income Fund
Miao Hu	X
Xavier Poutas	X
Kevin McCarthy	X
1290 Multi-Alternative Strategies Fund
Lee Soja	X
1290 SmartBeta Equity Fund
Miao Hu	X
Xavier Poutas	X
Kevin McCarthy	X